SCHEDULE OF STOCK WARRANTS VALUATION ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend yield	0.00%	0.00%
Volatility factor (monthly)	149.39%	155.52%
Expected life of warrant	5 years	5 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	4.29%	1.37%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk-free interest rate	4.95%	4.45%